LOAN DUE TO THIRD PARTY (Details Narrative) - USD ($)			9 Months Ended		12 Months Ended
	Jan. 09, 2024	Dec. 18, 2023	Sep. 30, 2024	Sep. 30, 2023	Nov. 30, 2023	Nov. 30, 2022
Defined Benefit Plan Disclosure [Line Items]
Amount due					$ 3,018,750	$ 3,018,750
Combination value			$ 325,000
Shares Issued, Price Per Share					$ 10.10
Proceeds from Issuance Initial Public Offering						$ 84,525,000
Share price			$ 10.00
HWH International Inc [Member]
Defined Benefit Plan Disclosure [Line Items]
Amount due		$ 3,018,750
Combination value		$ 325,000
Shares issued	149,443	149,443
Promissory note value		$ 1,184,375
Shares Issued, Price Per Share	$ 10.10
Proceeds from Issuance Initial Public Offering	$ 1,509,375
Share price	$ 2.82
Share issuance value	$ 421,429
Ketomei Pte. Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Proceeds from Bank Debt			$ 43,236